SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE	12 Months Ended
Dec. 31, 2013
SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE [Abstract]
SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE
NOTE 19 — SERVICE FEES, CHARGES AND OTHER OPERATING INCOME AND OTHER OPERATING EXPENSE

	For the years ended December 31,
	2013	2012
	(in thousands)
Service fees, charges and other operating income
Loan servicing fees, net	$481	$139
Late charge income	124	117
Deposit service charges	820	581
Debit card income	623	539
Other income	300	395
	$2,348	$1,771

Other operating expense
Insurance and surety bond	$193	$178
Office supplies	219	184
Loan expense	309	228
Debit card and ATM expense	307	272
Postage	260	246
Telephone	312	288
Supervisory examination fees	65	73
Conversion costs	1,417	-
Other expenses	683	578
	$3,765	$2,047